Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 6,179	$ 5,579
Adjustment to reconcile net income to net cash provided by operating activities:
Net cash from operating activities	12,466	16,893
Financing activities:
Cash dividends paid	(2,315)	(2,084)
Net cash provided by financing activities	31,202	16,651
Decrease in cash and due from financial institutions	(12,248)	(5,996)
FCBC [Member]
Operating activities:
Net income	6,179	5,579
Adjustment to reconcile net income to net cash provided by operating activities:
Change in other assets and other liabilities	(1,620)	959
Equity in undistributed net earnings of subsidiaries	(2,095)	(2,775)
Net cash from operating activities	2,464	3,763
Financing activities:
Proceeds from issuance of preferred stock	23,132
Cash dividends paid	(2,315)	(2,084)
Net cash provided by financing activities	20,817	(2,084)
Decrease in cash and due from financial institutions	23,281	1,679
Cash and cash equivalents at beginning of year	9,291	7,612
Cash and cash equivalents at end of year	$ 32,572	$ 9,291